LOANS RECEIVABLE - Troubled Debt Restructurings Restructured (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity	$ 32,207	$ 32,368
Financing receivables modifications interest only paid		2,578
Financing receivables modifications combination of terms modified	18,747	16,873
Recorded Investment Prior to Modification	50,954	51,819
Residential properties [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity	6,719	155
Financing receivables modifications interest only paid
Financing receivables modifications combination of terms modified	997	1,934
Recorded Investment Prior to Modification	7,716	2,089
Residential Held For Sale [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity
Financing receivables modifications interest only paid
Financing receivables modifications combination of terms modified
Recorded Investment Prior to Modification
Commercial real estate [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity
Financing receivables modifications interest only paid		2,578
Financing receivables modifications combination of terms modified	1,471	11,939
Recorded Investment Prior to Modification	1,471	14,517
Construction and Development [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity	25,488	32,213
Financing receivables modifications interest only paid
Financing receivables modifications combination of terms modified	23
Recorded Investment Prior to Modification	25,511	32,213
Commercial loans [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity
Financing receivables modifications interest only paid
Financing receivables modifications combination of terms modified	16,251	3,000
Recorded Investment Prior to Modification	16,251	3,000
Installment [Member]
Troubled debt restructurings restructured
Financing receivables modifications extension of maturity
Financing receivables modifications interest only paid
Financing receivables modifications combination of terms modified	5
Recorded Investment Prior to Modification	$ 5